Related party balances and transactions (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Other receivables - related parties	$ 256,348	$ 256,863
Wanqiang Lin [Member]
Related Party Transaction [Line Items]
Relationship description	Director of Ultra HK
Nature description	Advance payment for operational expenses of the Company pending for reimbursemen
Other receivables - related parties	$ 256,348	$ 256,863